Segmented information	9 Months Ended
Sep. 30, 2024
Segment Reporting [Abstract]
Segmented information

14. Segmented information:

The Company operates in reportable business segments, the sale of Ad tech advertising, programmatic advertising, and content revenue, including the premium purchase for Rooplay Originals and recurring subscription revenues from Rooplay and Kidoz OS and the sale of licenses of Kidoz OS.

Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, or decision-making group, in making decisions on how to allocate resources and assess performance. The Company’s chief operating decision makers are the Chairman, Chief Executive Officer and President. The Company and the chief decision makers view the Company’s operations and manage its business as three operating segments, namely Ad tech advertising, programmatic advertising, and content revenue.

The Company had the following revenue by geographical region.

	Nine Months ended September 30, 2024	Nine Months ended September 30, 2023	Three Months ended September 30, 2024	Three Months ended September 30, 2023
Ad tech advertising revenue
Western Europe	$2,721,391	$2,545,701	$874,442	$974,177
Central, Eastern and Southern Europe	325,758	207,326	115,750	76,570
North America	2,899,943	3,431,340	1,070,222	1,364,838
Other	178,557	341,205	34,812	76,473

Total ad tech advertising revenue	$6,125,649	$6,525,572	$2,095,226	$2,492,058

Programmatic advertising revenue
North America	$377,240	$571,392	$175,451	$248,546

Total Programmatic advertising revenue	$377,240	$571,392	$175,451	$248,546

Content revenue
Western Europe	$47,192	$55,063	$10,458	$18,563
Central, Eastern and Southern Europe	54	33	3	7
North America	883	7,453	267	4,336
Other	9,004	136,765	6,371	44,844

Total content revenue	$57,133	$199,314	$17,099	$67,750

Total revenue
Western Europe	$2,768,583	$2,600,764	$884,900	$992,740
Central, Eastern and Southern Europe	325,812	207,359	115,753	76,577
North America	3,278,066	4,010,185	1,245,940	1,617,720
Other	187,561	477,970	41,183	121,317

Total revenue	$6,560,022	$7,296,278	$2,287,776	$2,808,354

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Unaudited Condensed Interim Consolidated Financial Statements

Three Months ended September 30, 2024 and 2023

(Unaudited)

14. Segmented information: (Continued)

Equipment

The Company’s equipment is located as follows:

Net Book Value	September 30, 2024	December 31, 2023

Canada	$15,958	$18,730
Israel	5,707	7,439
United Kingdom	3,241	3,065
Total equipment	$24,906	$29,234